Accounting Changes - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Reconciliation of operating lease liabilities at date of initial application of IFRS 16
The following table reconciles the Corporation's operating lease commitments at Dec. 31, 2018, as previously disclosed in the Corporation’s 2018 annual consolidated financial statements, to the lease obligations recognized on initial application of IFRS 16 and included in credit facilities, long-term debt and lease obligations on the Consolidated Statements of Financial Position as at Jan. 1, 2019:

Non-cancellable operating lease commitments disclosed at Dec. 31, 2018	80
Less: Exemption for low-value leases	(1)
Add: Extension and termination options reasonably certain to be exercised	4
Undiscounted lease liability	83
Discounted using the incremental borrowing rate at Jan. 1, 2019	(31)
New lease liabilities recognized as at Jan. 1, 2019	52
Add: 2018 finance lease obligations	63
Less: 2018 finance lease obligations that do not meet the IFRS 16 definition of a lease	(32)
Lease liabilities as at Jan. 1, 2019	83